Investment Risks	Dec. 19, 2025
Tuttle Capital MSTR Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital MSTR Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital MSTR Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital MSTR Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital MSTR Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital MSTR Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital MSTR Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital MSTR Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital MSTR Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital MSTR Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital MSTR Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital MSTR Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital MSTR Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital MSTR Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital MSTR Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital MSTR Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital MSTR Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital MSTR Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital MSTR Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Strategy, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Strategy, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Strategy is assigned to the information technology sector and the software industry.

Tuttle Capital MSTR Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital MSTR Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital MSTR Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital MSTR Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital MSTR Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital MSTR Income Blast ETF | Strategy Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Strategy Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies Strategy faces risks specifically related to its current business model as a bitcoin development company and its strategy of acquiring and holding bitcoin as its primary treasury reserve asset which could cause the company to experience significant volatility in its financial results and stock price. These risks include, among others, risks relating to the company’s significant concentration in bitcoin, including the potential for substantial fluctuations in the value of bitcoin; the limited diversification of the company’s treasury reserves; operational, regulatory, and technological risks inherent in acquiring, holding, and securing digital assets; and the continued development, adoption, and functioning of the Bitcoin network. Strategy also continues to operate an enterprise analytics software business, which faces risks such as adverse economic, political, business and other changes in international regions in which the company operates; cybersecurity risks associated with both its digital asset holdings and its software operations; adverse changes in laws, rules and regulations governing digital assets, blockchain technology, or corporate treasury practices; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

In addition, under Strategy’s treasury reserve policy, whereby the company seeks to acquire and hold bitcoin as its primary treasury reserve asset, the majority of the company’s assets are concentrated in its bitcoin holdings. The concentration of the company’s assets in bitcoin limits its ability to mitigate risk that could otherwise be achieved by purchasing a more diversified portfolio of treasury assets. Accordingly, a significant decline in the market value of bitcoin could have a material adverse effect on the company’s financial condition. Any material adverse effect on the company’s financial condition caused by a significant decline in the market value of its bitcoin holdings may create liquidity and credit risks for its business operations, as the company would have limited means to obtain cash beyond the revenues generated by its enterprise analytics software business. To the extent that the cash generated by the company’s enterprise analytics software business is insufficient to satisfy its debt service obligations, and to the extent that the liquidation of its bitcoin holdings would be insufficient to satisfy the company’s debt service obligations, the company may be unable to make scheduled payments on its current or future indebtedness, which could cause the company to default on its debt obligations. Moreover, any regulatory, market structure, or technological disruption to the Bitcoin network or bitcoin trading markets could further impair the liquidity and value of Strategy’s bitcoin holdings, exacerbating these risks. See “Bitcoin Risk.”

Tuttle Capital MSTR Income Blast ETF | Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund will have exposure to cryptocurrencies such as bitcoin through the Fund’s investment in Strategy Inc., whose business strategy includes acquiring and holding bitcoin as its primary treasury reserve asset. Because Strategy’s assets are highly concentrated in bitcoin, adverse developments affecting bitcoin—including changes in the Bitcoin network, mining economics, transaction validation capacity, or the broader digital asset ecosystem—may materially affect Strategy’s financial condition and stock price, and thus the value of the Fund’s investment in Strategy. For example, if a significant number of bitcoin miners cease operations due to unfavorable economics, regulatory interventions, or technological disruptions, the reduced processing power on the Bitcoin network could increase transaction times and costs and contribute to heightened bitcoin price volatility.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices. Cryptocurrency trading platforms on which cryptocurrencies trade may be subject to enforcement actions by regulatory authorities.

Tuttle Capital MSTR Income Blast ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference Strategy. Investing in Bitcoin exposes investors (such as Strategy and, in turn, Strategy shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin exchanges, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of bitcoin. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network. Exposure of bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Bitcoin blockchain can nonetheless precipitate a significant decline in the price of bitcoin. Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”).

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions; process wire transfers to or from digital asset platforms, bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in bitcoin. Processing of bitcoin transactions may be slow and transaction fees may be subject to significant variability. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for bitcoin that will assist in the implementation of Layer 2 Solutions. For bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from bitcoin’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers being less likely to accept bitcoin as a form of payment, and cause a decrease in the value of bitcoin and the performance of the Fund. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, bitcoin.

Tuttle Capital MSTR Income Blast ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tuttle Capital MSTR Income Blast ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Tuttle Capital MSTR Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital MSTR Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital MSTR Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital NVIDIA Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital NVIDIA Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital NVIDIA Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital NVIDIA Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital NVIDIA Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital NVIDIA Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital NVIDIA Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital NVIDIA Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital NVIDIA Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital NVIDIA Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital NVIDIA Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital NVIDIA Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital NVIDIA Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital NVIDIA Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital NVIDIA Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital NVIDIA Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital NVIDIA Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital NVIDIA Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital NVIDIA Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which NVIDIA, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which NVIDIA, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, NVIDIA is assigned to the semiconductors and related devices industry.

Tuttle Capital NVIDIA Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital NVIDIA Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital NVIDIA Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital NVIDIA Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital NVIDIA Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital NVIDIA Income Blast ETF | Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies such as Bitcoin through the Fund’s investment in NVIDIA Corporation (“NVIDIA”), whose graphics processing units (“GPUs”) and related products may at times be used for cryptocurrency mining even though cryptocurrency-related demand is not a core or targeted end-market for the company. Periods of heightened cryptocurrency mining activity may increase demand for NVIDIA GPUs, while decreases in mining profitability, regulatory restrictions, or shifts in market preferences may reduce such demand and contribute to volatility in NVIDIA’s revenues and stock price. In addition, changes in mining economics or large-scale reductions in mining operations, whether due to policy intervention or market conditions, may affect the broader digital asset ecosystem, indirectly impacting NVIDIA’s business to the extent cryptocurrency-related demand influences GPU market dynamics.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as Bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices.

Tuttle Capital NVIDIA Income Blast ETF | NVIDIA Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; the effect of the COVID-19 pandemic; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Tuttle Capital NVIDIA Income Blast ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Tuttle Capital NVIDIA Income Blast ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tuttle Capital NVIDIA Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital NVIDIA Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital NVIDIA Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital Coinbase Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Coinbase Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option Coinbase is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital Coinbase Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Coinbase Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Coinbase Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Coinbase Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital Coinbase Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital Coinbase Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Coinbase Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital Coinbase Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Coinbase Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital Coinbase Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital Coinbase Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital Coinbase Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Coinbase Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Coinbase Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Coinbase Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Coinbase Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Coinbase Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Coinbase Global, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Coinbase Global, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Coinbase is assigned to the financial sector and the capital markets industry.

Tuttle Capital Coinbase Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital Coinbase Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Coinbase Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital Coinbase Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Coinbase Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital Coinbase Income Blast ETF | Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies such as bitcoin through the Fund’s investment in Coinbase, a leading cryptocurrency exchange and infrastructure provider whose revenues and financial condition are significantly influenced by the trading volume, custody activity, and overall demand for digital assets such as Bitcoin. Declines in cryptocurrency prices, reduced trading activity, adverse market sentiment, regulatory restrictions, or disruptions to blockchain networks may negatively impact Coinbase’s transaction-based revenues, subscription and services revenue, and overall business performance. In addition, disruptions or reductions in mining activity may affect the functioning of the Bitcoin network or broader digital asset markets, which could indirectly affect Coinbase’s operations and financial results.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Although Bitcoin and similar crypto assets have been called “cryptocurrencies”, they are not widely accepted as a means of payment. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. As a regulated cryptocurrency trading platform, Coinbase may be affected by evolving regulatory requirements, enforcement actions, licensing obligations, or changes in the legal treatment of digital assets. Cryptocurrency platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices. Cryptocurrency trading platforms on which cryptocurrencies trade may be subject to enforcement actions by regulatory authorities.

Tuttle Capital Coinbase Income Blast ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with bitcoin by virtue of its investments in options contracts that reference Coinbase. Investing in bitcoin exposes investors (such as Coinbase and, in turn, Coinbase shareholders) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, Bitcoin platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Bitcoin blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of bitcoin. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying bitcoin could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Bitcoin network. Exposure of bitcoin to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of the Bitcoin blockchain can nonetheless precipitate a significant decline in the price of bitcoin. Proposed changes to the Bitcoin blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”).

Bitcoin has only recently become selectively accepted as a means of payment by retail and commercial outlets, and use of bitcoins by consumers to pay such retail and commercial outlets remains limited. Banks and other established financial institutions may refuse to process funds for bitcoin transactions; process wire transfers to or from digital asset platforms, bitcoin-related companies or service providers; or maintain accounts for persons or entities transacting in bitcoin. Processing of bitcoin transactions may be slow and transaction fees may be subject to significant variability. As a result, the price of bitcoin may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

Further developments in blockchain for its intended purpose may depend on Layer 2 scaling solutions (“Layer 2 Solutions”). Layer 2 Solutions are protocols that allow developers to build applications with faster transaction ability and cheaper costs than if they were to build on the layer 1 chain, which refers to decentralized applications built on the Bitcoin main chain. There are various types of scaling solutions for bitcoin that will assist in the implementation of Layer 2 Solutions. For bitcoin to be suitable for global enterprise and mass adoption, there first needs to be improvements that facilitate scaling and transaction speed to keep up with user demand, and accommodating the various types of users and transaction requests. The Bitcoin Lightning Network is a Layer 2 Solution that uses channels to create peer-to-peer payment routs between two parties. These exist separately from bitcoin’s network and their primary purpose is to allow for faster transactions. Since these Layer 2 Solutions are recorded off of the Bitcoin network this results in slower verification times for these transactions, and users may be subject to manipulation of the transaction data by unauthorized parties. This may result in users and retailers being less likely to accept bitcoin as a form of payment, and cause a decrease in the value of bitcoin and the performance of the Fund. Competition from the emergence or growth of alternative digital assets and smart contracts platforms, such as those focused on zero-knowledge cryptography, Solana, Avalanche, Polkadot, or Cardano, could have a negative impact on the demand for, and price of, bitcoin.

Tuttle Capital Coinbase Income Blast ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Tuttle Capital Coinbase Income Blast ETF | Coinbase Global, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Coinbase Global, Inc. Investing Risk.

Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or a particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies, Coinbase faces risks specifically related to its operations within the cryptocurrency, digital asset, and broader financial technology (FinTech) sectors that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price.

Coinbase operates primarily as a cryptocurrency and digital asset exchange, enabling the buying, selling, and trading of cryptocurrencies such as Bitcoin and Ethereum. Its business also spans several related sectors, including brokerage services, custody services for institutional clients, blockchain infrastructure and developer tools (such as Coinbase Cloud), and Web3-related services such as crypto wallets, staking, and decentralized application access. These diverse but interconnected activities expose Coinbase to risks unique to the cryptocurrency and digital asset ecosystem.

These risks include, among others: heightened volatility and unpredictability in cryptocurrency markets; failure to meet the evolving needs of a rapidly developing industry; increasing competition in its current and target markets from other exchanges, FinTech companies, and decentralized platforms; failure to accurately estimate customer demand for digital asset-related services; dependency on third-party suppliers and blockchain networks; defects, disruptions or vulnerabilities in its technology infrastructure; product, system security, and data breaches and cyber-attacks; adverse economic, political, business, and regulatory developments in domestic and international regions in which the company operates; adverse changes in laws, rules and regulations governing cryptocurrencies, digital assets, financial markets, and consumer protections; increased scrutiny from shareholders, regulators, and others regarding environmental, social and governance matters; issues related to the responsible use of emerging technologies, including artificial intelligence; challenges in protecting the company’s intellectual property rights; and risks of litigation, investigations, and regulatory proceedings. In addition, the company’s level of indebtedness may limit financial and operational flexibility.

Tuttle Capital Coinbase Income Blast ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

Tuttle Capital Coinbase Income Blast ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

Tuttle Capital Coinbase Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Coinbase Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital Coinbase Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital Tesla Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Tesla Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital Tesla Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Tesla Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Tesla Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Tesla Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital Tesla Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital Tesla Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Tesla Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital Tesla Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Tesla Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital Tesla Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital Tesla Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital Tesla Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Tesla Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Tesla Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Tesla Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Tesla Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Tesla Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Tesla, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Tesla, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Tesla is assigned to the motor vehicles and passenger car bodies industry.

Tuttle Capital Tesla Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital Tesla Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Tesla Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital Tesla Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Tesla Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital Tesla Income Blast ETF | Tesla, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.

Tuttle Capital Tesla Income Blast ETF | Electric and Autonomous Vehicles Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

Tuttle Capital Tesla Income Blast ETF | Automotive Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Tuttle Capital Tesla Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Tesla Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital Tesla Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital Palantir Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Palantir Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital Palantir Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Palantir Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Palantir Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Palantir Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital Palantir Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital Palantir Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Palantir Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital Palantir Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Palantir Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital Palantir Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital Palantir Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital Palantir Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Palantir Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Palantir Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Palantir Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Palantir Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Palantir Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Palantir Technologies Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Palantir Technologies Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, Palantir is assigned to the information technology sector and the software industry.

Tuttle Capital Palantir Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital Palantir Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Palantir Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital Palantir Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Palantir Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital Palantir Income Blast ETF | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources, or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tuttle Capital Palantir Income Blast ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Many computer software companies rely on a combination of patents, copyrights, trademarks, and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Tuttle Capital Palantir Income Blast ETF | Palantir Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Palantir Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the information technology sector, Palantir Technologies Inc. faces risks associated with: a limited number of customer accounts for a substantial portion of its revenue; the development and deployment of new technologies; reliance on or capability with third-party products and services; the ability to hire, retain, train and motivate qualified personnel and senior management; sales and operations; intense competition; cybersecurity attacks and data breaches; the use of artificial intelligence in its platforms; intellectual property rights; government regulations and litigation.

Tuttle Capital Palantir Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Palantir Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “ FDIC”) or any government agency.
Tuttle Capital Palantir Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital HOOD Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital HOOD Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital HOOD Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital HOOD Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital HOOD Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital HOOD Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital HOOD Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital HOOD Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital HOOD Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital HOOD Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital HOOD Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital HOOD Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital HOOD Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital HOOD Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital HOOD Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital HOOD Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital HOOD Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital HOOD Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital HOOD Income Blast ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industry Concentration Risk. The Fund will be concentrated in the industry to which Robinhood Markets, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide inverse exposure to the industry to which Robinhood Markets, Inc. is assigned). A portfolio concentrated in a particular industry may present more risks than a portfolio broadly diversified over several industries. As of the date of this prospectus, HOOD is assigned to the financial sector and capital markets industry.

Tuttle Capital HOOD Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital HOOD Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital HOOD Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital HOOD Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital HOOD Income Blast ETF | Investment Risks of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of the Reference Asset
Tuttle Capital HOOD Income Blast ETF | Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financials Sector Risk. Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.

Tuttle Capital HOOD Income Blast ETF | Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Capital Markets Industry Risk. Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.

Tuttle Capital HOOD Income Blast ETF | Robinhood Markets, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Robinhood Markets, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies, HOOD faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. The trading price of HOOD common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of HOOD’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. HOOD is a highly dynamic company, and its operations, including its products and services, may change.

Tuttle Capital HOOD Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital HOOD Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital HOOD Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital Magnificent 7 Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Magnificent 7 Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital Magnificent 7 Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Magnificent 7 Income Blast ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Magnificent 7 Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Magnificent 7 Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. The value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the reference asset. Factors that may influence the value of the FLEX Options, other than gains or losses in the reference asset, may include interest rate changes, changing supply and demand, decreased liquidity of the FLEX Options and changing volatility levels of the reference asset.

FLEX Options are listed on an exchange; however, it is not guaranteed that a liquid secondary trading market will exist. In the event that trading in the FLEX Options is limited or absent, the value of the FLEX Options may decrease.

Tuttle Capital Magnificent 7 Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital Magnificent 7 Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Magnificent 7 Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Magnificent 7 Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital Magnificent 7 Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital Magnificent 7 Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital Magnificent 7 Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Magnificent 7 Income Blast ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Magnificent 7 Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Magnificent 7 Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Magnificent 7 Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Magnificent 7 Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Magnificent 7 Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital Magnificent 7 Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Magnificent 7 Income Blast ETF | Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cryptocurrency Risk. The Fund may have exposure to cryptocurrencies such as Bitcoin as a result of NVIDIA’s reliance on sales of its products to cryptocurrency miners. Miners generate revenue from both newly created Bitcoin (known as the “block reward”) and from fees taken upon verification of transactions. If the aggregate revenue from transaction fees and the block reward is below a miner’s cost, the miner may cease operations. An acute cessation of mining operations would reduce the collective processing power on the blockchain. A large-scale cessation, either due to policy intervention or other reasons, may also cause higher volatility in Bitcoin price, lower process power of the bitcoin network, and higher transaction costs.

A cryptocurrency operates without central authority or banks and is not backed by any government. Cryptocurrencies are often referred to as a “virtual currency” or “digital currency,” and operate as a decentralized, peer-to-peer financial exchange and value storage that is used like money. A cryptocurrency is also not a legal tender. Federal, state or foreign governments may restrict the use and exchange of a cryptocurrency, and regulation in the U.S. is still developing. Cryptocurrency exchanges may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware. The Fund’s indirect exposure to cryptocurrencies such as Bitcoin may be affected by the high volatility associated with such cryptocurrency exposure. Future regulatory actions or policies may limit the ability to sell, exchange or use cryptocurrencies, thereby impairing their prices.

Tuttle Capital Magnificent 7 Income Blast ETF | Computer Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results.

Tuttle Capital Magnificent 7 Income Blast ETF | NVIDIA Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

NVIDIA Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the semiconductor industry, NVIDIA faces risks specifically related to its operations that could cause the company to lose market share and revenue, adversely impacting its financial results and its stock price. These risks include, among others, failure to meet the evolving needs of its industry and market; competition in its current and target markets; failure to estimate customer demand; dependency on third-party suppliers; defects in its products; adverse economic, political, business and other changes in international regions in which the company operates; product, system security, and data breaches and cyber-attacks; the effect of the COVID-19 pandemic; adverse changes in laws, rules and regulations; increased scrutiny from shareholders, regulators and others regarding the company’s environmental, social and governance responsibilities; issues relating to the responsible use of the company’s technologies, including artificial intelligence; issues relating to the protection of the company’s intellectual property rights; the risks of litigation, investigation and regulatory proceedings; and the company’s level of indebtedness.

Tuttle Capital Magnificent 7 Income Blast ETF | Semiconductor Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Tuttle Capital Magnificent 7 Income Blast ETF | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Tuttle Capital Magnificent 7 Income Blast ETF | Tesla, Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tesla, Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. In addition to the risks associated generally with operating companies and electric and autonomous vehicles and other automotive companies, Tesla, Inc. faces risks unique to its operations including, among others, supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, and product liability claims.

Tuttle Capital Magnificent 7 Income Blast ETF | Electric and Autonomous Vehicles Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Electric and Autonomous Vehicles Company Risk. Electric and autonomous vehicles companies typically face intense competition and potentially rapid product obsolescence. Many of these companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Electric and autonomous vehicles companies are also potential targets for cyberattacks, which can have a materially adverse impact on the performance of these companies. The customers and/or suppliers of electric and autonomous vehicles companies may be concentrated in a particular country, region or industry, including in emerging markets. Any adverse event affecting one of these countries, regions or industries could have a negative impact on electric and autonomous vehicles companies.

Tuttle Capital Magnificent 7 Income Blast ETF | Automotive Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Tuttle Capital Magnificent 7 Income Blast ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will be concentrated in any industry or group of industries that any two more of the companies comprising the Magnificent 7 are assigned to the extent they are assigned to the same industry or group of industries. As of the date of this prospectus, the Fund will be concentrated in the interactive media and services industry.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risk of Alphabet, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk of Alphabet, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | Alphabet Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Alphabet Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated generally with operating companies and companies in the communication services sector, Alphabet Inc. faces risks associated with reliance on advertising revenue and the effect that loss of partners or new and existing technologies that block advertisements online may have on its business; intense competition for its products and services across different industries; investments in new businesses, products, services and technologies that may divert management attention or harm it financial condition or operating results; slowdowns in its revenue growth rate; the ability to protect its intellectual property rights; the ability to maintain or enhance its brands and its impact on the ability to expand its user base, advertisers, customers, content providers and other partners; manufacturing and supply chain issues; interruptions to, or interferences.

Tuttle Capital Magnificent 7 Income Blast ETF | Communication Services Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Communication Services Sector Risk. The performance of companies in the communication services sector may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive.

Tuttle Capital Magnificent 7 Income Blast ETF | Interactive Media & Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers, or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risk of Amazon, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk of Amazon, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | Amazon Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Amazon Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the consumer discretionary sector, Amazon.com, Inc. faces risks associated with: intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; fraudulent and unlawful activities of sellers; intellectual property rights; foreign exchange risk; expansion of global operations, significant fluctuations in operating results and growth rate; successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; system interruption and lack of redundancy; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; commercial agreements and business relationships expose the company to greater liability; the success of acquisitions or joint ventures or other investments; significant inventory disruptions due to seasonality, obsolescence, defective merchandise, changing consumer spending and interests and other factors; ever changing regulations and compliance related to the various payments accepted; its rapidly evolving and expanding business model; and legal, regulatory, tax liability, and litigation issues.

Tuttle Capital Magnificent 7 Income Blast ETF | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Consumer Discretionary Sector Risk. Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, including the functioning of the global supply chain, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Tuttle Capital Magnificent 7 Income Blast ETF | Retail Companies Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Retail Companies Industry Risk. Companies involved in retail may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. The success of companies involved in retail depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail companies. Certain retail companies have historically been subject to significant seasonal and quarterly variations. The success of retail companies may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand and a retail company’s success can be tied to its ability to anticipate changing consumer tastes. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Certain business segments of retail companies are highly cyclical, which may cause the operating results of such retail companies to vary significantly. Retail companies may be dependent on outside financing, which may be difficult to obtain. Many of these companies are dependent on third party suppliers and distribution systems and purchase merchandise both directly from brand owners and indirectly from retailers and third-party suppliers. Such companies may also be dependent upon suppliers for the products used for their own brand name merchandise. Reliance on third party suppliers subjects retail companies to risks of delivery delays, price increases and receipt of nonconforming or poor quality merchandise. Retail companies may be unable to protect their intellectual property rights and may be liable for infringing the intellectual property rights of others. Changes in labor laws and other labor issues, such as increased labor costs, could adversely affect the financial performance of retail companies. If retail companies do not maintain the security of customer-related information, they could damage their reputations with customers, incur substantial costs and become subject to litigation, all of which could adversely affect the financial performance of such companies. The international operations of certain retail companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs and trade disputes and other risks inherent to international business. Some of the companies in the Retail Index are engaged in other lines of business unrelated to retail, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in traditional retail activities, the other lines of business in which these companies are engaged may have an adverse effect on a company’s business or financial condition.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risk of Apple, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk of Apple, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | Apple Inc. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Apple Inc. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Apple Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

Tuttle Capital Magnificent 7 Income Blast ETF | Computer Manufacturing Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Computer Manufacturing Industry Risk. Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risks of Meta Platforms, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Meta Platforms, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | META Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

META Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, Meta Platforms, Inc. offers social media-related products such as Facebook, Instagram, Messenger, Threads and WhatsApp as well as certain augmented and virtual reality products. Meta Platforms, Inc. is subject to a number of risks, including, among others: risks related to its product offerings, such as its ability to add or retain users and to increase advertising spending, including the risks associated with not being successful in artificial intelligence (“AI”) initiatives although the company is making significant investment in AI; business operations and financial results, including the ability to compete effectively in the highly competitive information technology sector; government regulation and enforcement, including any restrictions on access to Meta Platform, Inc.’s products, especially in regard to AI; the ability to collect and use consumer data, including the phasing out of third-party cookies which the company has historically used to gauge success of various ads and will impact monetization; data, security and intellectual property, including the occurrences of security breaches or improper access of consumer data; and the dual class structure of the company’s common stock, which limits the ability of shareholders to influence corporate matters.

Tuttle Capital Magnificent 7 Income Blast ETF | Interactive Media & Services Industry Risks [Member]
Prospectus [Line Items]
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Interactive Media & Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risks of Microsoft, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Microsoft, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | Microsoft Corp. Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Microsoft Corp. Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with companies in the technology sector, Microsoft Corp. faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

Tuttle Capital Magnificent 7 Income Blast ETF | Technology Sectors Risk [Member]
Prospectus [Line Items]
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Technology Sector Risk. The market prices of technology-related securities tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of securities. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities may be affected by intense competition, obsolescence of existing technology, general economic conditions and government regulation and may have limited product lines, markets, financial resources or personnel. Technology companies may experience dramatic and often unpredictable changes in growth rates and competition for qualified personnel. These companies are also heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely impact a company’s profitability. A small number of companies represent a large portion of the technology industry. In addition, a rising interest rate environment tends to negatively affect technology companies, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings. Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risks of NVIDIA Corp [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of NVIDIA Corp.
Tuttle Capital Magnificent 7 Income Blast ETF | Technology Sector Risks [Member]
Prospectus [Line Items]
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Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Tuttle Capital Magnificent 7 Income Blast ETF | Investment Risks of Tesla, Inc [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risks of Tesla, Inc.
Tuttle Capital Magnificent 7 Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Magnificent 7 Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital Magnificent 7 Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Tuttle Capital Meme Stock Income Blast ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as an index, interest rate or inflation rate. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use put options to implement its principal investment strategies. Other risks specific to put options, as well as other risks of derivatives, generally, such as counterparty and issuer credit risk, interest rate risk, market risk and issuer-specific risk, are described in greater detail elsewhere in the Fund’s Prospectus.

Tuttle Capital Meme Stock Income Blast ETF | Options Risk [Member]
Prospectus [Line Items]
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Options Risk. The prices of options may change rapidly over time and do not necessarily move in tandem with the price of their underlying securities. Writing call options may reduce the Fund’s ability to profit from increases in the value of the Fund’s portfolio securities. When writing call options on a portfolio security, the Fund receives a premium; however, the premium may not be enough to offset a loss incurred by the Fund if the price of the portfolio security is above the strike price by an amount equal to or greater than the premium. The Fund’s option strategy is designed to provide the Fund with income by taking in options premiums, but it is not designed to mitigate losses to the Fund in the event of a market decline.

Tuttle Capital Meme Stock Income Blast ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Put Spread Strategy Risk. The Fund’s put spread strategy substantial risks, including the potential for losses if the underlying security declines below the lower strike price, market volatility impacting option premiums, and the possibility of assignment on the sold puts, which could require the Fund to purchase the underlying securities at unfavorable prices.

Tuttle Capital Meme Stock Income Blast ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (cleared derivatives). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (clearing members) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing members individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing members bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing members customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing members default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Tuttle Capital Meme Stock Income Blast ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund is subject to liquidity risk primarily due to its investments in derivatives. Investments in illiquid assets involve the risk that the Fund may be unable to sell such assets or sell them at a reasonable price. Derivatives, especially when traded in large amounts, may not always be liquid. In such cases, in volatile markets the Fund may not be able to close out a position without incurring a loss. Daily limits on price fluctuations and speculative position limits on exchanges on which the Fund may conduct its transactions in derivatives may prevent profitable liquidation of positions, subjecting the Fund to potentially greater losses.

Tuttle Capital Meme Stock Income Blast ETF | FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

FLEX Options Risk. The Fund may write FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

Tuttle Capital Meme Stock Income Blast ETF | Assignment Risk [Member]
Prospectus [Line Items]
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Assignment Risk. The puts written by the Fund may be assigned to the Fund at any point prior to the expiration date. Early assignment is more likely when the put option is significantly in the money. Should early assignment occur for a put options position, it would result in the Fund acquiring the assigned shares. Consequently, the value of the Fund’s investment may be temporarily exposed to the full market movement of the Reference Asset and the risks attendant to the Reference Asset (explained more fully below), until these shares are sold off and new options positions are established. The Adviser will generally seek to liquidate the assigned shares and re-establish the options position as soon as possible to ensure gains or losses stemming from early assignments are minimized.

Tuttle Capital Meme Stock Income Blast ETF | Risk of Highly Volatile Markets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of Highly Volatile Markets. The prices of the derivative instruments in which the Fund may invest, including options, can be highly volatile. Price movements of the derivative instruments in which the Fund is invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is also subject to the risk of failure of any of the exchanges on which its derivative instrument positions trade or failure of their clearinghouses.

Tuttle Capital Meme Stock Income Blast ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently), it will incur high transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Tuttle Capital Meme Stock Income Blast ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
Tuttle Capital Meme Stock Income Blast ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Tuttle Capital Meme Stock Income Blast ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

Tuttle Capital Meme Stock Income Blast ETF | Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Adviser’s success or failure to implement its investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Tuttle Capital Meme Stock Income Blast ETF | ETF Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:
Tuttle Capital Meme Stock Income Blast ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Tuttle Capital Meme Stock Income Blast ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Tuttle Capital Meme Stock Income Blast ETF | Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk [Member]
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Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Tuttle Capital Meme Stock Income Blast ETF | Costs of Buying or Selling Shares of an ETF [Member]
Prospectus [Line Items]
Risk [Text Block]

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

Tuttle Capital Meme Stock Income Blast ETF | Large-Capitalization Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Company Risk. Large-capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Tuttle Capital Meme Stock Income Blast ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Tuttle Capital Meme Stock Income Blast ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Tuttle Capital Meme Stock Income Blast ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

Tuttle Capital Meme Stock Income Blast ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Tuttle Capital Meme Stock Income Blast ETF | Associated Risks of Meme Stocks [Member]
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Associated Risks of Meme Stocks. Meme Stocks often have trading volume that increases not necessarily because of a company’s performance, but because of social media attention. Social media attention may result from a variety of factors which may be unrelated to the company’s performance, financial position, or other business fundamentals. As a result, Meme Stocks are prone to high volatility, experiencing spikes of rapid growth in short spaces of time, followed by dramatic drops in price and value, which may be a result of panic selling. Because Meme Stocks are heavily dependent on investor sentiment and opinion, they may be overpriced in comparison to the company’s fundamentals, resulting in losses to the Fund.

Tuttle Capital Meme Stock Income Blast ETF | Associated Risks of Social Media Analytics [Member]
Prospectus [Line Items]
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Associated Risks of Social Media Analytics. The Fund’s investment strategy relies heavily on social media analytics, which are relatively new and untested. “Social media” is an umbrella term that encompasses various activities that integrate technology, social interaction and content creation. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Although the a meme stock Provider attempts to mitigate the potential risk of such manipulation by employing screens to identify posts which may be computer generated or deceptive and by employing market capitalization and trading volume criteria to remove companies which may be more likely targets for such manipulation, there is no guarantee that such screens will be able to successfully reduce such risk. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance (i.e., high positive sentiment may not correlate with positive change in the value of a company’s stock and low positive or negative sentiment may not correlate with negative change in the value of a company’s stock). Additionally, social media companies are susceptible to other events and concerns which may disrupt the ability to extract meaningful data from such sites, including permanent cessation of operations, disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, privacy concerns and laws, and evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of social media companies.

Tuttle Capital Meme Stock Income Blast ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Tuttle Capital Meme Stock Income Blast ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tuttle Capital Meme Stock Income Blast ETF | Small-Cap and Mid-Cap and Micro-Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap and Mid-Cap and Micro-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Investments in micro-capitalization companies are subject to many of the same risks associated with investments in small-capitalization and mid-capitalization companies, although to a greater degree given their generally much smaller size. Investment in small, mid-sized and micro-capitalization company stocks can be volatile and cause the value of the Fund’s investments to go up and down, sometimes abruptly or dramatically.

Tuttle Capital Meme Stock Income Blast ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Tuttle Capital Meme Stock Income Blast ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
Tuttle Capital Meme Stock Income Blast ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.